Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Income tax paid		€ (3,291)	€ (2,623)		€ (2,452)
Interest paid		(587)	(559)		(380)
Interest received		447	547		173
Dividends received from non-consolidated entities		52	17		1
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax	[1]	0	42	[2]	134	[2]
Net change in short-term debt and other financial instruments	[3]	59	751	[2]	216	[2]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[4]	1,461	€ 807	[2]	1,340	[2]
Enjaymo global rights
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax		768
Commercial paper program in USA
Condensed Cash Flow Statements, Captions [Line Items]
Net change in short-term debt and other financial instruments		€ 262
EUROAPI
Condensed Cash Flow Statements, Captions [Line Items]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax					€ 101

[1]	For 2022, this line item includes the net cash inflows (before taxes) of €101 million on the divestment of EUROAPI (see Note D.1.).
[2]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[3]	For 2024, this line item mainly includes a US commercial paper program for €262 million. For 2024, 2023 and 2022, it also includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.

[4]	For 2024, this line item includes the sale of the Enjaymo global rights to Recordati for pre-tax proceeds of €768 million. For 2023 and 2022, this line item mainly comprises disposals of assets and activities related to portfolio streamlining, and disposals of equity and debt instruments.